Long-Term Debt	3 Months Ended	12 Months Ended
	May 03, 2014	Feb. 01, 2014
Debt Disclosure [Abstract]
Long-Term Debt

Note 7. Long-Term Debt

Long-term debt consisted of the following as of May 3, 2014 and February 1, 2014 (in thousands).

	May 3, 2014	February 1, 2014
Term Loan Facility	$150,000	$170,000

Total long-term debt	$150,000	$170,000

Term Loan Facility

On November 27, 2013, in connection with the closing of the IPO and Restructuring Transactions, Vince, LLC and Vince Intermediate entered into the $175,000 Term Loan Facility with the lenders party thereto, BofA, as administrative agent, JPMorgan Chase Bank and Merrill Lynch, Pierce, Fenner & Smith Incorporated, as joint lead arrangers, and Cantor Fitzgerald as documentation agent. The Term Loan Facility will mature on November 27, 2019. On November 27, 2013, net proceeds from the Term Loan Facility were used, at closing, to repay the Kellwood Note Receivable.

The Term Loan Facility also provides for an incremental facility of up to the greater of $50,000 and an amount that would result in the consolidated net total secured leverage ratio not exceeding 3.00 to 1.00, in addition to certain other rights to refinance or repurchase portions of the term loan. The Term Loan Facility is subject to quarterly amortization of principal equal to 0.25% of the original aggregate principal amount of the Term Loan Facility, with the balance payable at final maturity. Interest is payable on loans under the term loan facility at a rate of either (i) the Eurodollar rate (subject to a 1.00% floor) plus 5.00% or (ii) the base rate (subject to a 2.00% floor) plus 3.00%. During the continuance of a payment or bankruptcy event of default, interest will accrue (i) on the overdue principal amount of any loan at a rate of 2% in excess of the rate otherwise applicable to such loan and (ii) on any overdue interest or any other outstanding overdue amount at a rate of 2% in excess of the nondefault interest rate then applicable to base rate loans.

The Term Loan Facility contains a requirement that Vince, LLC and Vince Intermediate maintain a “Consolidated Net Total Leverage Ratio” as of the last day of any period of four fiscal quarters not to exceed 3.75 to 1.00 for the fiscal quarters ending February 1, 2014 through November 1, 2014, 3.50 to 1.0 for the fiscal quarters ending January 31, 2015 through October 31, 2015, and 3.25 to 1.00 for the fiscal quarter ending January 30, 2016 and each fiscal quarter thereafter. In addition, the Term Loan Facility contains customary representations and warranties, other covenants, and events of default, including but not limited to, limitations on the incurrence of additional indebtedness, liens, negative pledges, guarantees, investments, loans, asset sales, mergers, acquisitions, prepayment of other debt, the repurchase of capital stock, transactions with affiliates, and the ability to change the nature of its business or its fiscal year, and distributions and dividends. The Term Loan Facility generally permits dividends to the extent that no default or event of default is continuing or would result from the contemplated dividend and the pro forma Consolidated Net Total Leverage Ratio after giving effect to such contemplated dividend is at least 0.25 lower than the maximum Consolidated Net Total Leverage Ratio for such quarter. All obligations under the Term Loan Facility are guaranteed by VHC and any future material domestic restricted subsidiaries of Vince, LLC and secured by a lien on substantially all of the assets of VHC, Vince, LLC and Vince Intermediate and any future material domestic restricted subsidiaries.

The Company made voluntary pre-payments of $5,000 in January 2014 and $20,000 during the quarter ended May 3, 2014 on the Term Loan Facility. As of May 3, 2014 the Company had $150,000 of debt outstanding.

Note 7. Long-Term Debt

Long-term debt consisted of the following as of, February 1, 2014 and February 2, 2013 (in thousands).

	February 1, 2014	February 2, 2013
Sun Promissory Notes	$—	$319,926
Sun Capital Loan Agreement	—	71,508
Term Loan Facility	170,000	—

Total long-term debt	$170,000	$391,434

Term Loan Facility

On November 27, 2013, in connection with the closing of the IPO and Restructuring Transactions, Vince, LLC and Vince Intermediate entered into a new $175,000 senior secured term loan credit facility with the lenders party thereto, BofA, as administrative agent, JPMorgan Chase Bank and Merrill Lynch, Pierce, Fenner & Smith Incorporated, as joint lead arrangers, and Cantor Fitzgerald as documentation agent. The new term loan facility will mature on November 27, 2019. On November 27, 2013, net proceeds from the new term loan facility were used, at closing, to repay the promissory note issued by Vince Intermediate to Kellwood Company immediately prior to the consummation of the IPO as part of the Restructuring Transactions.

The Term Loan Facility also provides for an incremental facility of up to the greater of $50,000 and an amount that would result in the consolidated net total secured leverage ratio not exceeding 3.00 to 1.00, in addition to certain other rights to refinance or repurchase portions of the term loan. The Term Loan Facility is subject to quarterly amortization of principal equal to 0.25% of the original aggregate principal amount of the term loan facility, with the balance payable at final maturity. Interest is payable on loans under the term loan facility at a rate of either (i) the Eurodollar rate (subject to a 1.00% floor) plus 5.00% or (ii) the base rate (subject to a 2.00% floor) plus 3.00%. During the continuance of a payment or bankruptcy event of default, interest will accrue (i) on the overdue principal amount of any loan at a rate of 2% in excess of the rate otherwise applicable to such loan and (ii) on any overdue interest or any other outstanding overdue amount at a rate of 2% in excess of the nondefault interest rate then applicable to base rate loans.

The Term Loan Facility contains a requirement that Vince, LLC and Vince Intermediate maintain a “Consolidated Net Total Leverage Ratio” as of the last day of any period of four fiscal quarters not to exceed 3.75:1.00 for the fiscal quarters ending February 1, 2014 through November 1, 2014, 3.50:1.0 for the fiscal quarters ending January 31, 2015 through October 31, 2015, and 3.25:1.00 for the fiscal quarter ending January 30, 2016 and each fiscal quarter thereafter. In addition, the Term Loan Facility contains customary representations and warranties, other covenants, and events of default, including but not limited to, limitations on the incurrence of additional indebtedness, liens, negative pledges, guarantees, investments, loans, asset sales, mergers, acquisitions, prepayment of other debt, the repurchase of capital stock, transactions with affiliates, and the ability to change the nature of its business or its fiscal year, and distributions and dividends. The Term Loan Facility generally permits dividends to the extent that no default or event of default is continuing or would result from the contemplated dividend and the pro forma Consolidated Net Total Leverage Ratio after giving effect to such contemplated dividend is at least 0.25 lower than the maximum Consolidated Net Total Leverage Ratio for such quarter. All obligations under the term loan facility are guaranteed by VHC and any future material domestic restricted subsidiaries of Vince, LLC and secured by a lien on substantially all of the assets of VHC, Vince, LLC and Vince Intermediate and any future material domestic restricted subsidiaries.

In January 2014 the Company made a voluntary pre-payment of $5,000 on the Term Loan Facility. As of February 1, 2014 the Company had $170,000 of debt outstanding.

Sun Promissory Notes

On May 2, 2008, VHC entered into a $225,000 Senior Subordinated Promissory Note and a $75,000 Senior Subordinated Promissory Note with Sun Kellwood Finance, LLC (“Sun Kellwood Finance”), an affiliate of Sun Capital Partners, Inc.. We collectively refer to these notes as our “Sun Promissory Notes”. The unpaid principal balance of the notes accrue interest at 15% per annum until the maturity date of October 15, 2011, at which point any unpaid principal balance of the notes shall accrue interest at a rate of 17% per annum until the notes are paid in full. All interest which is not paid in cash on or before the last day of each calendar month are deemed paid in kind and added to the principal balance of the notes unless an election is made otherwise.

On July 19, 2012, Vince Holding Corp. amended the Sun Promissory Notes to extend the maturity date to October 15, 2016 and reduce the interest rate to 12% per annum until maturity, at which point any unpaid principal balance of the notes shall accrue interest at a rate of 14% per annum until the notes are paid in full.

On December 28, 2012, Sun Kellwood Finance, LLC (“Sun Capital Finance”) waived all interest capitalized and accrued under the notes prior to July 19, 2012. As both parties were under the common control of affiliates of Sun Capital Partners, Inc. (“Sun Capital”), this transaction resulted in a capital contribution of $270,852 which was recorded as an adjustment to additional paid in capital on our Consolidated Balance Sheet as of February 2, 2013.

On June 18, 2013, Sun Kellwood Finance assigned all title and interest in the Sun Promissory Notes to Sun Cardinal, LLC (“Sun Cardinal”). Immediately following the assignment, Sun Cardinal contributed all outstanding principal and interest due under these notes as of June 18, 2013 to the capital of VHC. As both parties were under common control of affiliates of Sun Capital at such time, this transaction resulted in a capital contribution of $334,595, which was recorded as an adjustment to VHC’s additional paid in capital on the Consolidated Balance Sheet as of February 1, 2014.

Sun Capital Loan Agreement

VHC was party to a Loan Authorization Agreement, originally dated February 13, 2008, by and between VHC (as the successor entity to Cardinal Integrated, LLC), SCSF Kellwood Finance, LLC (“SCSF Finance”) and Sun Kellwood Finance (as successors to Bank of Montreal) for a $72,000 line of credit, and $69,485 principal balance, which we refer to as the “Sun Capital Loan Agreement”. Under the terms of this agreement, as amended from time to time, interest accrued at a rate equal to the rate per annum announced by the Bank of Montreal, Chicago, Illinois, from time to time as its prime commercial rate, or equivalent, for U.S. dollar loans to borrowers located in the U.S. plus 2%. Interest on the loan was due by the last day of each fiscal quarter and is payable either in immediately available funds on each interest payment date or by adding such interest to the unpaid principal balance of the loan on each interest payment date. The original maturity date of the loan was August 6, 2009. On July 19, 2012, the maturity date of the loan was extended to August 6, 2014.

On December 28, 2012, Sun Kellwood Finance and SCSF Finance waived all interest capitalized and accrued under the loan authorization agreement prior to July 19, 2012. As all parties were under the common control of affiliates of Sun Capital, this transaction resulted in a capital contribution of $18,249, which was recorded as an adjustment to additional paid in capital on our Consolidated Balance Sheet as of February 2, 2013.

On June 18, 2013, Sun Kellwood Finance and SCSF Finance assigned all title and interest in the note under the Sun Capital Loan Agreement to Sun Cardinal. Immediately following the assignment, Sun Cardinal contributed all outstanding principal and interest due under this note as of June 18, 2013 to the capital of VHC. As all parties were under common control of affiliates of Sun Capital at such time, this transaction resulted in a capital contribution of $72,932, which was recorded as an adjustment to VHC’s additional paid in capital on the Consolidated Balance Sheet as of February 1, 2014.